Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	March 31, 2016, are presented below:

	2016 Awards	2015 Awards
Expected volatility	29.80%	34.10%
Risk-free interest rate	1.08%	0.84%

Incentive Plans of Western Refining, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes our RSU activity for the three months ended March 31, 2016:

	Number of Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	399,214	$37.43
Awards granted	339,618	29.60
Awards vested	(79,118)	40.71
Awards forfeited	(3,424)	43.81
Not vested at March 31, 2016	656,290	32.95

WNRL 2013 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of WNRL's common and phantom unit award activity for the three months ended March 31, 2016, is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	279,787	$28.06
Awards granted	75,919	22.53
Awards vested	(60,705)	26.80
Awards forfeited	—	—
Not vested at March 31, 2016	295,001	26.64

NTI 2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the NTI LTIP common unit activity for the three months ended March 31, 2016, is set forth below:

	Restricted Units		Phantom Units
			Service-Based Units	Performance-Based Units	Total	Weighted Average Grant Date Fair Value
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Number of Units
Not vested at December 31, 2015	191,424	$24.75	581,882	260,690	842,572	$24.00
Awards granted	—	—	381,029	163,571	544,600	30.27
Incremental performance units	—	—	—	231,777	231,777	38.17
Awards vested	(34,054)	26.84	(235,546)	(1,789)	(237,335)	24.05
Awards forfeited	—	—	(523)	(1,463)	(1,986)	24.01
Not vested at March 31, 2016	157,370	24.30	726,842	652,786	1,379,628	28.90